SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
INTERNATIONAL PAPER COMPANY SALARIED SAVINGS PLAN
EIN: 13-0872805; PLAN 007
FORM 5500, SCHEDULE H, PART IV, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
(Amounts in thousands)

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	International Paper Company Defined Contribution Plans Master Trust	International Paper Company Defined Contribution Plans Master Trust	**	$4,695,508
*	Various participants	Participant loans at interest rates of 4.25% to 9.75%, maturing through May 2043	**	57,889
	Pershing, LLC	Self-directed brokerage accounts - other securities	**	156,617
*	Pershing, LLC	Self-directed brokerage accounts - International Paper Company Common stock	**	14

*	Party-in-interest.

**	Cost information is not required for participant-directed investments and, therefore, is not included.